SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET INCOME PER SHARE (Details) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025 $ / shares	Mar. 31, 2025 JPY (¥) shares	Mar. 31, 2024 $ / shares	Mar. 31, 2024 JPY (¥) shares	Mar. 31, 2023 $ / shares	Mar. 31, 2023 JPY (¥) shares
Earnings per share:
Net income | ¥		¥ 753,621		¥ 323,605		¥ 354,025
Weighted average number of common shares outstanding used in calculating basic net income per share | shares		21,679,507		21,053,384		20,374,500
Weighted average number of common shares outstanding used in calculating diluted net income per share | shares		21,679,507		21,053,384		20,374,500
Net income per share basic | $ / shares	$ 34.76		$ 15.37		$ 17.38
Net income per share diluted | $ / shares	$ 34.76		$ 15.37		$ 17.38